Fees and Commissions Income (Tables)	6 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the six months ended September 30, 2021 and 2022 are as follows:

	2021	2022
	(in millions)
Fees and commissions on deposits	¥25,847	¥27,784
Fees and commissions on remittances and transfers	83,029	73,627
Fees and commissions on foreign trading business	33,903	35,165
Fees and commissions on credit card business	99,738	111,697
Fees and commissions on security-related services	132,161	107,541
Fees and commissions on administration and management services for investment funds	145,660	133,070
Trust fees	66,120	66,832
Guarantee fees(1)	22,431	23,481
Insurance commissions	20,763	22,259
Fees and commissions on real estate business	20,392	21,984
Other fees and commissions(2)	148,021	164,202
Total	¥798,065	¥787,642

Notes:	(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.